Accumulated Other Comprehensive Income (Tables)	12 Months Ended
Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Schedule of Accumulated Other Comprehensive Income

	Year ended
	December 31, 2020	December 31, 2019
	(in thousands)
Currency translation adjustments	$(15,894)	$(64,023)
Currency impact on long term funding	(9,329)	(7,726)
Actuarial loss on defined benefit pension plan (note 9)	(9,364)	(5,226)
Unrealized capital gain – investments (note 3)	—	231
Realized gain on interest rate hedge	4,658	4,658
Amortization of gain on interest rate hedge	(4,658)	(3,733)
Loss on interest rate hedge	(905)	—
Amortization of loss on interest rate hedge	15	—
Total	$(35,477)	$(75,819)